Supplemental Financial Information - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Nonoperating Income (Expense) [Abstract]
Other income from research and development contrracts			$ 1,622	$ 5,789
Miscellaneous income (expense)			496	(123)
Other income, net	$ 232	$ 260	$ 2,118	$ 5,666